Employee Option Plans (Tables)	12 Months Ended
Dec. 31, 2021
Employee Option Plans (Tables) [Line Items]
Schedule of stock-based compensation expense resulting from stock options grants
	Year ended December 31,
	2021	2020	2019
Selling and marketing expenses	-	-	74
General and administrative expenses	14,767	7,856	3,800
	$14,767	$7,856	$3,874

Schedule of Sapiens’ stock option plans
					Weighted
		Weighted			Average
	Options	Average	Weighted	Options	Exercise
	outstanding	remaining	average	Exercisable	price of
Ranges of	as of	contractual	exercise	as of	Options
exercise price	December 31,	Term	price	December 31,	Exercisable
	$2021	(Years)		$2021	$
7.94	3,750	2.35	7.94	-	-
8.7-10.72	597,969	1.82	10.64	564,969	10.66
11.48-15.09	109,166	2.28	12.51	67,500	12.17
23.92-28.49	297,500	4.56	25.97	82,500	24.77
29.81-32.27	730,000	4.98	30.17	20,000	31.59
34.96	97,000	5.92	34.69	-	-
	1,835,385	3.77	22.27	734,696	12.95

Schedule of the RSU activities
		Weighted Average
	Amount of	Grant-Date Fair
	options	value
Unvested at January 1, 2021	238,005	24.45
Granted	74,222	29.96
Vested	(43,451)	24.45
Expired and forfeiture	(65,020)	24.47
Unvested at December 31, 2021	203,756	26.46

Schedule of Sapiens’ stock option plans
Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
0	60,000	1.60	-	20,000	-
4.32	6,250	8.62	$4.32	6,250	$4.32
	66,250	7.96	$0.45	26,250	$1.03

Matrix [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Matrix stock-based compensation activity (and not Magic software)
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2021	1,674,134	10.70	2.88	19,935
Exercised	(811,378)	10.70	-	(11,159)
Outstanding at December 31, 2021	862,756	11.41	1.93	17,513
Exercisable at December 31, 2021	51,378	-	-	1,560

Sapiens [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Sapiens stock-based compensation activity (and not Magic software)
	Year ended December 31, 2021
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2021	1,462,482	14.26	3.17	24,019
Granted	847,000	30.36
Exercised	(359,859)	10.32
Expired and forfeited	(114,238)	12.69
Outstanding at December 31, 2021	1835,385	22.27	3.77	22,374
Exercisable at December 31, 2021	734,969	12.95	2.1	15,064

Magic Software [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of the RSU activities
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2021	24,250	3.45	1.24	380
Granted	80,000	-
Exercised	(38,000)	1.12
Forfeited	-
Outstanding at December 31, 2021	66,250	0.45		1,360
Exercisable at December 31, 2021	26,250	1.03	7.96	522